NOTES AND OTHER LOANS PAYABLE (Details) - USD ($)	Jul. 31, 2021	Apr. 30, 2021
Debt Instrument [Line Items]
Notes payable	$ 311,900	$ 311,900
Cheryl Hintzen [Member]
Debt Instrument [Line Items]
Notes payable	40,000	40,000
Cheryl Hintzen 2 [Member]
Debt Instrument [Line Items]
Notes payable	14,000	14,000
Gpl Ventures [Member]
Debt Instrument [Line Items]
Notes payable	25,000	25,000
Jason Cohen [Member]
Debt Instrument [Line Items]
Notes payable	200,000	200,000
Escrow Attorney [Member]
Debt Instrument [Line Items]
Notes payable	$ 17,900	$ 17,900